Convertible Preferred Stock and Stockholders' Equity - Restricted Stock Agreements (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting of restricted Common Stock	$ 6	$ 6
Weighted-average remaining contractual term (in years)	7 years 10 months 6 days		7 years 10 months 2 days
Restricted Stock Agreements
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued				27,850,000
Share price				$ 0.0001
Percentage of shares on which right to repurchase lapses				20.00%
Percentage of shares per month on which right to repurchase lapses				1.67%
Right to repurchase expiry term				4 years
Vesting of restricted Common Stock (in shares)			497,290
Vesting of restricted Common Stock			$ 2,000
Vesting period			4 years
Weighted-average remaining contractual term (in years)	8 months 12 days